Schedule of Investments (unaudited) October 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama(a) — 1.2%
Black Belt Energy Gas District, RB
4.00%, 10/01/52	$1,195	$1,150,416
Series F, 5.50%, 11/01/53	735	743,249
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53	670	682,944

		2,576,609

Arizona — 4.2%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.50%, 07/01/52	215	199,899
Series G, 5.00%, 07/01/47	430	375,372
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/49	1,405	1,332,501
City of Phoenix Civic Improvement Corp., RB, Series B, AMT, 5.00%, 07/01/44	910	860,766
Salt Verde Financial Corp., RB
5.00%, 12/01/32	1,095	1,079,658
5.00%, 12/01/37	4,885	4,800,221

		8,648,417

Arkansas — 2.7%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	1,450	1,137,382
City of Benton Arkansas, RB, (AGM), 4.00%, 06/01/39	755	707,608
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, Subordinate, 4.00%, 10/01/40	1,250	1,061,911
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	2,645	2,301,573
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	463,882

		5,672,356

California — 17.8%
ABC Unified School District, GO, Series C, (NPFGC), 0.00%, 08/01/33(c)	3,420	2,217,415
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	735	602,170
Series 2021-1, Class A, 3.50%, 11/20/35	718	610,686
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 4.00%, 11/01/45	3,330	3,021,039
Carlsbad Unified School District, Refunding GO, Series B, 6.00%, 05/01/34	1,500	1,557,035
City of Los Angeles Department of Airports, Refunding ARB, Series D, AMT, Subordinate, 4.00%, 05/15/51	1,940	1,574,114
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	205	126,571
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 10/01/56	105	76,855
4.00%, 12/01/56	200	127,937
Series A, 4.00%, 06/01/58	570	416,579
Senior Lien, 3.13%, 06/01/57	445	269,020
Series A, Senior Lien, 4.00%, 12/01/58	295	200,330
Hartnell Community College District, GO, CAB, Series D, 7.00%, 08/01/34	2,475	2,856,397
Los Angeles Unified School District, GO, Election of 2008, 5.25%, 07/01/42	1,450	1,521,088

Security	Par (000)	Value

California (continued)
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, (BAM), 4.00%, 03/01/42	$2,460	$2,131,046
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(c)	12,000	5,635,188
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39	4,000	3,940,368
Series B, Election 2006, 0.00%, 08/01/30(c)	2,270	1,718,808
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	1,305	1,082,693
San Diego Community College District, GO, CAB, Election 2002, 6.00%, 08/01/27(d)	4,200	4,696,667
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	225	172,607
State of California, Refunding GO
5.00%, 02/01/38	2,000	2,007,554
4.00%, 10/01/44	510	471,762

		37,033,929

Colorado — 1.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	725	735,919
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(b)	970	778,541
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	950	960,532

		2,474,992

Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB
5.00%, 12/01/45	3,900	3,738,290
Series A, 4.00%, 07/01/49	1,370	1,019,605

		4,757,895

District of Columbia — 0.5%
District of Columbia, RB, Series A, 5.00%, 07/01/47	925	965,948

Florida — 12.5%
Brevard County Health Facilities Authority, Refunding RB, Class A, 5.00%, 04/01/47	2,725	2,631,726
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(b)	100	84,057
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/49	465	98,876
Series A, 0.00%, 09/01/53	500	84,879
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 4.00%, 10/01/49	770	613,835
County of Miami-Dade Florida, RB, CAB(c)
0.00%, 10/01/32	5,000	3,174,410
0.00%, 10/01/33	15,375	9,159,103
County of Miami-Dade Seaport Department, ARB, Series B, AMT, 6.00%, 10/01/23(d)	3,000	3,061,830
County of Osceola Florida Transportation Revenue, Refunding RB(c)
Series A-2, 0.00%, 10/01/41	445	145,876
Series A-2, 0.00%, 10/01/42	595	183,421
Series A-2, 0.00%, 10/01/43	540	156,076
Series A-2, 0.00%, 10/01/44	550	148,539

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Osceola Florida Transportation Revenue, Refunding RB(c) (continued) Series A-2, 0.00%, 10/01/45	$465	$117,370
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/50	1,090	818,702
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)	300	274,407
Greater Orlando Aviation Authority, ARB
Series A, AMT, 4.00%, 10/01/44	1,860	1,530,627
Series A, AMT, 4.00%, 10/01/52	775	606,472
Sub-Series A, AMT, 5.00%, 10/01/47	1,130	1,081,506
Miami-Dade County Seaport Department, Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	695	581,450
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	1,590	1,234,029
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	125	117,446

		25,904,637

Georgia — 2.1%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	145	119,010
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	175	146,034
Gainesville & Hall County Hospital Authority, RB, Class A, 4.00%, 02/15/51	780	621,162
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	245	181,868
Georgia Ports Authority, RB, 4.00%, 07/01/52	330	274,979
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/43	525	485,909
Series B, 5.00%, 12/01/52(a)	1,645	1,624,076
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	415	333,980
5.00%, 01/01/56	565	521,845

		4,308,863

Hawaii — 1.4%
State of Hawaii Department of Budget & Finance, Refunding RB
5.25%, 11/15/37	600	600,249
AMT, 4.00%, 03/01/37	2,770	2,379,668

		2,979,917

Idaho — 1.4%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 03/01/39	3,000	2,983,644

Illinois — 7.7%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,235	1,177,742
Series D, 5.00%, 12/01/46	1,635	1,418,527
Series H, 5.00%, 12/01/36	375	345,386
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	550	548,555
Series C, 5.00%, 12/01/34	370	349,187
Series D, 5.00%, 12/01/26	675	671,198
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,900	1,811,884
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, 4.00%, 01/01/29	2,400	2,390,986

Security	Par (000)	Value

Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/57	$620	$571,747
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/45	945	900,297
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	100	92,312
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	590	532,579
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	455	342,678
State of Illinois, GO
5.00%, 02/01/39	1,000	948,028
5.50%, 05/01/39	1,610	1,618,327
Series A, 5.00%, 04/01/38	200	190,230
Series D, 5.00%, 11/01/27	1,585	1,590,482
Upper Illinois River Valley Development Authority, Refunding RB, 5.00%, 01/01/55(b)	610	473,616

		15,973,761

Iowa — 0.7%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,500	1,492,250

Kentucky — 6.5%
City of Henderson Kentucky, RB, Series SE, Class A, AMT, 4.70%, 01/01/52(b)	380	306,692
County of Boyle Kentucky, Refunding RB, 5.00%, 06/01/37	2,000	2,016,768
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/23(c)	8,500	8,230,227
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	470	429,664
Kentucky Public Transportation Infrastructure Authority, RB, CAB
Series C, Convertible, 6.45%, 07/01/34	1,000	1,070,137
Series C, Convertible, 6.60%, 07/01/39	1,395	1,462,145

		13,515,633

Louisiana — 0.9%
City of Alexandria Louisiana Utilities Revenue, RB, 5.00%, 05/01/24(d)	1,790	1,835,871

Maryland — 0.6%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	260	254,720
5.25%, 07/01/44	260	244,004
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/55	705	674,184

		1,172,908

Massachusetts — 4.5%
Commonwealth of Massachusetts, GO, Series A, 0.00%, (c)	3,025	3,108,184
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	900	894,345
Series A, 5.00%, 01/01/47	1,010	948,442
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,375	1,185,697
5.00%, 04/15/40	600	570,431
Series A, 4.00%, 06/01/29(d)	235	243,078

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Educational Financing Authority, RB, Series C, AMT, Subordinate, 3.00%, 07/01/51	$455	$280,224
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.85%, 06/01/46	35	27,455
Series C-1, 2.90%, 12/01/39	365	270,859
Series D-1, 2.55%, 12/01/50	440	272,204
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 182, AMT, 3.30%, 12/01/28	1,000	946,738
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	700	683,720

		9,431,377

Michigan — 3.7%
Michigan Finance Authority, RB
4.00%, 02/15/47	2,760	2,216,912
4.00%, 02/15/50	550	430,848
Series A, 4.00%, 11/15/50	295	231,671
Michigan Finance Authority, Refunding RB, 4.00%, 11/15/46	900	730,817
Michigan State Housing Development Authority, RB, M/F Housing, Series A-1, 3.35%, 10/01/49	3,245	2,359,362
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 2.95%, 12/01/39	375	289,021
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,705	1,508,156

		7,766,787

Minnesota — 1.8%
City of Otsego Minnesota, Refunding RB, Series A, 5.00%, 09/01/44	700	590,746
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,760	1,544,741
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	305	267,088
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	460	446,209
Minnesota Higher Education Facilities Authority, RB
Series 8-K, 4.00%, 03/01/43	615	501,042
Series A, 5.00%, 10/01/47	390	377,435

		3,727,261

Missouri — 2.6%
Health & Educational Facilities Authority of the State of Missouri, RB
4.13%, 02/15/43	700	610,194
Series A, 5.00%, 10/01/23(d)	750	761,338
Series A, 5.00%, 06/01/42	860	879,904
Series A, 5.00%, 06/01/47	1,230	1,248,086
Series C-2, 5.00%, 10/01/34	1,500	1,523,388
Missouri Housing Development Commission, RB, S/F Housing, Class B, (FHLMC, FNMA, GNMA), 2.20%, 11/01/46	605	394,468

		5,417,378

Security	Par (000)	Value

Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	$1,530	$1,498,780
Douglas County Hospital Authority No.3, Refunding RB, 5.00%, 11/01/45	600	580,538

		2,079,318

Nevada — 0.7%
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,500	1,445,110
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37(b)	125	112,251

		1,557,361

New Hampshire(b) — 0.3%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	505	421,612
Series C, AMT, 4.88%, 11/01/42	220	185,168

		606,780

New Jersey — 7.6%
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	1,510	30,200
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	990	967,346
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/42	160	154,432
AMT, (AGM), 5.13%, 07/01/42	300	300,524
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	1,120	953,356
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 3.25%, 12/01/39	1,970	1,646,104
Series B, AMT, 4.00%, 12/01/41	765	688,681
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/38	290	285,372
Series AA, 4.00%, 06/15/40	820	699,263
Series AA, 5.00%, 06/15/45	1,350	1,289,902
Series AA, 5.00%, 06/15/46	600	572,072
Series AA, 3.00%, 06/15/50	360	224,685
Series AA, 5.00%, 06/15/50	640	606,113
Series BB, 4.00%, 06/15/50	1,200	949,417
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	1,600	791,779
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	240	238,176
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	820	825,844
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	455	354,767
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,570	4,186,774

		15,764,807

New York — 12.8%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,825	1,669,076
Metropolitan Transportation Authority, Refunding RB
5.00%, 11/15/29	765	770,133
Series A, 5.00%, 11/15/41	30	30,015
Series C-1, 4.75%, 11/15/45	1,700	1,501,936

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series C-1, 5.00%, 11/15/50	$550	$498,401
Series C-1, 5.25%, 11/15/55	810	760,647
Series C-1, 5.00%, 11/15/56	320	288,577
New York City Housing Development Corp., RB, M/F Housing, Series I-1, (FHA), 2.55%, 11/01/45	1,940	1,261,165
New York City Municipal Water Finance Authority, RB, Series GG, 4.00%, 06/15/50	4,500	3,799,134
New York City Municipal Water Finance Authority, Refunding RB, Series CC, 5.00%, 06/15/47	2,120	2,124,020
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/47	215	218,829
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,400	1,392,133
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	721,963
New York Liberty Development Corp., Refunding RB
Series 2, 5.15%, 11/15/34(b)	640	616,560
Series A, 2.88%, 11/15/46	3,450	2,164,502
Series A, 3.00%, 11/15/51	100	62,110
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/50	1,810	1,548,142
Series A, 4.00%, 11/15/60	350	289,141
New York State Housing Finance Agency, RB, M/F Housing, Series L-1, (SONYMA), 2.50%, 11/01/45	2,635	1,628,451
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/41	800	724,423
New York Transportation Development Corp., ARB, AMT, 5.00%, 12/01/36	400	377,537
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	945	915,333
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,395	1,116,374
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 186th Series, AMT, 5.00%, 10/15/36	470	471,283
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	730	478,230
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	1,072,440

		26,500,555

North Carolina — 0.3%
City of Charlotte North Carolina Airport Special Facilities Revenue, Refunding ARB, Series B, AMT, 4.00%, 07/01/51	190	151,286
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	630	524,437

		675,723

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,095	2,598,058
City of Dayton Ohio Airport Revenue, Refunding RB, Series A, AMT, (AGM), 4.00%, 12/01/32	3,000	2,735,007

Security	Par (000)	Value

Ohio (continued)
County of Montgomery Ohio, Refunding RB, 4.00%, 11/15/42	$1,050	$857,855
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	250	209,723
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	20	18,965

		6,419,608

Oklahoma — 1.0%
Oklahoma City Public Property Authority, Refunding RB
5.00%, 10/01/36	800	830,485
5.00%, 10/01/39	280	287,818
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	680	555,440
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	420	384,194

		2,057,937

Oregon — 1.7%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	575	538,071
Oregon State Facilities Authority, RB, Series A, 4.13%, 06/01/52	260	209,140
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	2,485	2,453,068
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	320	260,803

		3,461,082

Pennsylvania — 10.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, 5.00%, 07/01/51	875	811,558
Series B, AMT, 5.00%, 07/01/35	575	575,745
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	2,785	2,533,567
Delaware River Port Authority, RB, 4.50%, 01/01/24(d)	2,000	2,028,376
Mckeesport Area School District, Refunding GO, (FGIC, SAW), 0.00%, 10/01/31(c)(g)	500	343,632
Montgomery County Higher Education and Health Authority, Refunding RB
Class B, 5.00%, 05/01/57	1,200	1,143,736
Series A, 4.00%, 09/01/49	565	457,199
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	1,610	1,531,901
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	810	772,445
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	155	100,681
Pennsylvania Turnpike Commission, RB
Series C, 5.00%, 12/01/39	850	854,695
Series A, Subordinate, 4.00%, 12/01/49	710	567,723
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	2,735	2,729,391
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/45	2,000	1,918,582

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	$505	$418,856
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	800	807,719
State Public School Building Authority, Refunding RB, Series A, (SAW), 5.00%, 06/01/34	3,825	3,879,304

		21,475,110

Puerto Rico — 4.8%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	495	492,327
5.63%, 05/15/43	530	529,972
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,593	1,332,608
Series A-1, Restructured, 5.00%, 07/01/58	5,324	4,554,794
Series A-2, Restructured, 4.78%, 07/01/58	1,459	1,209,879
Series A-2, Restructured, 4.33%, 07/01/40	861	730,584
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	4,770	1,035,195

		9,885,359

Rhode Island — 3.8%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (AGM GTD), 3.75%, 05/15/32	1,845	1,797,015
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	1,250	1,088,750
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	1,000	984,662
Series B, 4.50%, 06/01/45	2,365	2,184,004
Series B, 5.00%, 06/01/50	2,000	1,945,816

		8,000,247

South Carolina — 2.7%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(b)	755	590,865
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/38	1,895	1,888,692
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	2,500	1,969,537
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 2.25%, 07/01/46	1,195	753,377
Series B, 4.35%, 07/01/47	420	370,269

		5,572,740

Tennessee — 3.0%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	830,411
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	615	517,724
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,075	1,050,863
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	2,480	2,334,535

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/49	$615	$586,049
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	1,080	1,009,897

		6,329,479

Texas — 13.1%
Aldine Independent School District, Refunding GO, 5.00%, 02/15/42	2,610	2,689,266
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	105	71,725
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/37	1,970	1,983,254
Series C, 5.00%, 08/15/42	1,480	1,482,944
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 4.00%, 07/01/48	400	323,603
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38(c)	5,000	2,067,010
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(c)(d)	6,000	3,388,515
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	16,780	8,121,923
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	930	798,831
San Antonio Public Facilities Corp., RB, Convertible, 4.00%, 09/15/42	1,410	1,184,734
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	465	362,427
Series A, 5.00%, 07/01/53	575	541,000
Series B, 5.00%, 07/01/36	565	574,984
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 4.25%, 09/01/43	200	194,696
Series A, (GNMA), 3.63%, 09/01/44	595	499,526
Series A, (GNMA), 3.75%, 09/01/49	330	271,535
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,315	1,300,577
Texas Transportation Commission, RB, CAB(c)
0.00%, 08/01/35	420	201,613
0.00%, 08/01/36	235	105,239
0.00%, 08/01/37	305	127,065
0.00%, 08/01/38	315	122,403
0.00%, 08/01/44	1,370	351,653
0.00%, 08/01/45	1,800	430,085

		27,194,608

Utah — 0.6%
Utah Charter School Finance Authority, Refunding RB
5.25%, 06/15/37(b)	205	185,714
(UT), 4.00%, 04/15/42	600	520,383
5.38%, 06/15/48(b)	260	223,012
Utah Housing Corp., RB, S/F Housing, Series D-2, Class III, (FHA), 4.00%, 01/01/36	245	238,054

		1,167,163

Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	290	275,219

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 1.3%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	$780	$591,002
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/55	100	77,195
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	895,430
Virginia Housing Development Authority, RB, M/F Housing, Series E, 3.15%, 12/01/49	1,515	1,040,735

		2,604,362

Washington — 0.9%
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	725	538,239
Port of Seattle, Refunding RB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	625	607,364
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	749	641,787

		1,787,390

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	730	564,150

Wisconsin — 2.0%
Public Finance Authority, RB
Class A, 6.00%, 06/15/52	125	110,103
Class A, 6.13%, 06/15/57	140	123,412
Series A, 5.00%, 06/01/36(b)	100	89,963
Series A, 5.00%, 10/15/50(b)	875	712,240
Series A, 5.00%, 06/01/51(b)	320	260,434
Series A, 5.00%, 06/01/61(b)	405	317,966
Public Finance Authority, Refunding RB, AMT, 4.00%, 08/01/35	435	363,092
Wisconsin Housing & Economic Development Authority, RB, S/F Housing
Series A, 1.80%, 03/01/31	100	80,881
Series A, 1.85%, 09/01/31	80	63,598
Series A, 1.90%, 03/01/32	150	120,142
Series A, 1.95%, 09/01/32	110	87,386
Wisconsin Housing & Economic Development Authority, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.05%, 11/01/36	280	193,939
Series A, (HUD SECT 8), 2.25%, 11/01/41	195	122,184
Series A, (HUD SECT 8), 2.45%, 11/01/46	290	171,265
WPPI Energy, Refunding RB, Series A, 5.00%, 07/01/37	1,330	1,343,255

		4,159,860

Total Municipal Bonds — 147.7% (Cost: $330,293,585)		306,779,291

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(a)(i)	1,769	1,713,828

Security	Par (000)	Value

District of Columbia — 0.9%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	$2,102	$1,869,985

Florida — 1.0%
Pinellas County School Board, COP, Series A, 5.00%, 07/01/41	2,120	2,158,587

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49(a)	1,470	1,195,565

Louisiana — 0.6%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/25(d)	1,200	1,219,958

Maryland — 1.4%
Maryland Stadium Authority, RB, 5.00%, 05/01/42	2,760	2,825,347

Michigan — 0.9%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,148	1,780,927

Minnesota — 2.4%
State of Minnesota, RB, Series A, 5.00%, 06/01/38	5,000	5,017,090

Nevada — 1.2%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/38	2,311	2,402,151

New Jersey — 0.7%
New Jersey Turnpike Authority, Refunding RB, Series G, 4.00%, 01/01/43	1,606	1,410,423

New York — 5.2%
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,600	1,607,390
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,615	1,467,954
New York City Municipal Water Finance Authority, Refunding RB, Series BB, 4.00%, 06/15/47(a)	6,000	5,134,800
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42(i)	1,572	1,368,553
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/49(a)	1,580	1,339,558

		10,918,255

Ohio — 0.9%
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/24(d)(i)	1,800	1,825,153

Pennsylvania — 1.5%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(i)	2,399	2,275,432
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/24	914	923,636

		3,199,068

Texas — 2.9%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(d)	2,380	2,391,231

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Houston Community College System, GO, 4.00%, 02/15/23(a)(d)	$2,160	$2,165,666
Howe Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	1,680	1,560,359

		6,117,256

Virginia — 1.1%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,840	2,358,235

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.1% (Cost: $49,999,091)		46,011,828

Total Long-Term Investments — 169.8% (Cost: $380,292,676)		352,791,119

	Shares

Short-Term Securities

Money Market Funds — 4.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(j)(k)	10,071,701	10,070,694

Total Short-Term Securities — 4.9% (Cost: $10,070,693)		10,070,694

Total Investments — 174.7% (Cost: $390,363,369)		362,861,813

Other Assets Less Liabilities — 0.1%		212,133

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.2)%		(29,442,927)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (60.6)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$207,731,019

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2023 to July 15, 2042, is $5,190,768.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$925,909	$9,145,185	(a)	$—	$(206)	$(194)	$10,070,694	10,071,701	$10,319	$—

(a)	Represents net amount purchased (sold).

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	91	12/20/22	$10,073	$265,985
U.S. Long Bond	121	12/20/22	14,626	678,197
5-Year U.S. Treasury Note	72	12/30/22	7,678	184,437

				$1,128,619

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$306,779,291	$—	$306,779,291
Municipal Bonds Transferred to Tender Option Bond Trusts	—	46,011,828	—	46,011,828
Short-Term Securities
Money Market Funds	10,070,694	—	—	10,070,694

	$10,070,694	$352,791,119	$—	$362,861,813

Derivative Financial Instruments
Assets
Interest Rate Contracts	$1,128,619	$—	$—	$1,128,619

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(29,303,348)	$—	$(29,303,348)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

	$—	$(155,203,348)	$—	$(155,203,348)

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

UT	Unlimited Tax

9